Supplemental Information - Change in Non-Cash Working Capital Items (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Additional information [abstract]
Trade and other receivables	CAD (673)	CAD (14,078)
Trade and other payables	31,569	(154,865)
Non-cash working capital acquired	(4,357)	0
Trade and other receivables/payables	26,539	(168,943)
Changes in non-cash working capital related to:
Operating activities	(8,962)	(23,270)
Investing activities	33,683	(135,743)
Foreign currency translation on non-cash working capital	1,818	(9,930)
Changes in non-cash working capital	CAD 26,539	CAD (168,943)